Document and Entity Information	Jan. 12, 2021
Cover [Abstract]
Entity Registrant Name	Vontier Corp
Entity Address, State or Province	NC
Amendment Flag	false
Entity Central Index Key	0001786842
Document Type	8-K
Document Period End Date	Jan. 12, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-39483
Entity Tax Identification Number	84-2783455
Entity Address, Address Line One	5420 Wade Park Boulevard
Entity Address, Address Line Two	Suite 206
Entity Address, City or Town	Raleigh
Entity Address, Postal Zip Code	227607
City Area Code	(984)
Local Phone Number	247-8308
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $.0001 per share
Trading Symbol	VNT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false